Taxation	12 Months Ended
Dec. 31, 2011
Taxation [Abstract]
Taxation
Note 4 – Taxation

Income taxes consist of the following:

	Year ended December 31
(In millions of US dollar)	2011	2010	2009

Current tax expense:
Bermuda	-	-	-
Foreign	328	184	118
Deferred tax expense:
Bermuda	-	-	-
Foreign	24	14	(3)
Deferred taxes acquired during the year	-	-	-
Tax related to internal sale of assets in subsidiary, amortized for group purposes	(163)	(39)	5
Total provision	189	159	120
Effective tax rate	11.3%	12.1%	8.1%

The Company, including its subsidiaries, is taxable in several jurisdictions based on its rig operations. A loss in one jurisdiction may not be offset against taxable income in another jurisdiction. Thus, the Company may pay tax within some jurisdictions even though it might have an overall loss at the consolidated level.

The income taxes for the years ended December 31 differed from the amount computed by applying the statutory income tax rate of 0 % as follows:

	Year ended December 31
(In millions of US dollar)	2011	2010	2009

Income taxes at statutory rate	-	-	-
Effect of transfers to new tax jurisdictions	(163)	(39)	5
Effect of change in taxable currency	-	-	-
Effect of taxable income in various countries	352	198	115
Total	189	159	120

Deferred Income Taxes

Deferred income taxes reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. The net deferred tax assets (liabilities) consist of the following:

Deferred Tax Assets:

(In US$ millions)	December 31, 2011	December 31, 2010

Pension	11	15
Tax loss carry forward	-	10
Unfavorable contracts	-	2
Provisions	15	-
Property, plant and equipment	9	-
Other	8	5
Gross deferred tax asset	43	32

Deferred Tax Liability:

(In US$ millions)	December 31, 2011	December 31, 2010

Property, plant and equipment	-	62
Long term maintenance	-	48
Gain from sale of fixed assets	31	64
Other	13	24
Gross deferred tax liability	44	198

Net deferred tax	1	166

Net deferred taxes are classified as follows:

(In US$ millions)	December 31, 2011	December 31, 2010

Short-term deferred tax asset	10	2
Long-term deferred tax asset	33	30
Short-term deferred tax liability	10	17
Long-term deferred tax liability	34	181
Net deferred tax	1	166

Future taxable income justifies the inclusion of tax loss carry-forward in the calculation of net deferred taxes.

Uncertain tax positions

In October 2011, the tax authorities in Norway issued a tax reassessment pertaining to tax filings made by our consolidated subsidiary, North Atlantic Drilling Limited ("North Atlantic") for the years 2007 through 2009. The following issues were addressed in the tax reassessment:

a)
the Company's 2007 tax positions relating to a possible taxable gain arising from the transfer of certain legal entities to a different tax jurisdiction.  These positions also affect the relevant filed tax assessments for 2008, 2009 and 2010.  To the extent there is a taxable gain, there is also an uncertainty related to the amount of such gain, and this, in turn, is affected by the timing of the transfer of the domiciles of the legal entities to a new tax jurisdiction.  In the Company's opinion, the transfer by the legal entities of their domiciles took place in December 2007.

b)
the principles for conversion of the functional currency for several Norwegian subsidiaries for tax reporting purposes. In the Company's view, applicable tax legislation is subject to various interpretations related to the calculation of the tax basis measured in Norwegian kroner. There is ongoing correspondence with tax authorities with regards to calculation methods for conversion of accounts in functional currency to taxable income in Norwegian kroner.

The total remaining claim following the tax reassessment is approximately $263 million and is calculated based on tax reassessments received, reduced with payments and ordinary current tax accruals in 2010 and 2011.

Management remains of the opinion that the tax authorities' position, related to item a) above, is based on an unconstitutional retroactive application of the law. We will vigorously defend ourselves against this claim and we have filed legal action in Norway to mitigate the liability. As for item b) above, we are in the process of filing an appeal

Management has performed an analysis for uncertain tax positions in the various jurisdictions in which the Company operates, in accordance with ASC Topic 740 Income Taxes. Based on the analysis, the Company has recorded a tax expense of $9 million in the profit and loss statement and $39 million as deferred charges, amortized over the remaining lifetime of the sold drilling units. Correspondingly, a short term tax liability related to uncertain tax positions of $48 million has been recorded in 2011.

The changes to our liabilities related to unrecognized tax benefits, excluding interest and penalties that we recognize as a component of income tax expense, where as follows:

	Year ended December 31
(In millions of US dollar)	2011	2010	2009
Balance beginning of period	-	-	-
Additions for prior years tax positions	48	-	-
Balance end of period	48	-	-

In addition to this, a provision of $15 million has been recorded as tax expense in the profit and loss statement related to item b) above with a corresponding short term tax liability.

In relation  to the above mentioned possible tax claims, Seadrill Limited has in 2012 provided North Atlantic Drilling Limited with a liquidity facility covering any liquidity exposure for North Atlantic Drilling Limited and where Seadrill Limited will keep North Atlantic Drilling Limited harmless for any tax claim exceeding $63 million related to the move of legal entities to a new tax jurisdiction and the use of US dollar as the functional currency for tax reporting purposes.

Based on the analysis, the Company has not made any other provisions for uncertain tax positions than the one described above.

The parent company, Seadrill Limited, is headquartered in Bermuda where we have been granted a tax exemption until 2035.  Other jurisdictions in which the Company and its subsidiaries operate are taxable based on rig operations. A loss in one jurisdiction may not be offset against taxable income in another jurisdiction.  Thus, the Company may pay tax within some jurisdictions even though it may have an overall loss at the consolidated level.  The following table summarizes the earliest tax years that remain subject to examination by the major taxable jurisdictions in which the Company operates:

Jurisdiction	Earliest Open Year
Australia	2008
Nigeria	2007
Norway	2007
Thailand	2003